                           AIM DEVELOPING MARKETS FUND
                             AIM GLOBAL BIOTECH FUND
                             AIM GLOBAL ENERGY FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                           AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND
                            AIM STRATEGIC INCOME FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                         Supplement dated March 5, 2002
         to the Statement of Additional Information dated March 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees has approved the changes described in this supplement.

At a meeting held on February 7, 2002, the Board of Trustees of AIM Investment Funds, on behalf of AIM Global Telecommunications and Technology Fund, voted to change such fund's name to "AIM Global Science and Technology Fund."

The Board of Trustees also approved the following new non-fundamental policies:

         o "AIM Developing Markets Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that are in developing markets countries. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         o "AIM Global Biotech Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of biotechnology industry companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         o "AIM Global Energy Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of energy sector companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         o "AIM Global Financial Services Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of financial services companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         o "AIM Global Health Care Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of health care industry companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         o "AIM Global Infrastructure Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of infrastructure companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         o "AIM Global Science and Technology Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of science and technology industry companies. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

The changes noted above become effective July 1, 2002.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL BIOTECH FUND

                         Supplement dated March 5, 2002
                      to the Prospectus dated March 1, 2002
                          as supplemented March 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the first sentence of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of biotechnology industry companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts."

The following information replaces in its entirety the seventh paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                       AIM GLOBAL FINANCIAL SERVICES FUND

                         Supplement dated March 5, 2002
                      to the Prospectus dated March 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of financial services companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, and debt securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a financial services company to be one that (1) derives at least 50% of its revenues or earnings from financial services activities; or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that provide financial services (such as commercial banks, insurance brokerages, securities brokerages, investment banks, leasing companies, and real estate-related companies)."

The following information replaces the first sentence of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund may invest in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the financial services sector."


The following information replaces in its entirety the fifth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM GLOBAL HEALTH CARE FUND

                         Supplement dated March 5, 2002
                      to the Prospectus dated March 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of health care industry companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a health care industry company to be one that (1) derives at least 50% of its revenues or earnings from health care activities; or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies including those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities). The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the health care industry."

The following information replaces in its entirety the sixth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM GLOBAL INFRASTRUCTURE FUND

                         Supplement dated March 5, 2002
                      to the Prospectus dated March 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of infrastructure companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, and debt securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers an infrastructure company to be one that (1) derives at least 50% of its revenues or earnings from infrastructure activities; or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, develop, or provide products and services significant to a country's infrastructure (such as transportation systems, communications equipment and services, nuclear power and other energy sources, water supply, and oil, gas, and coal exploration). The fund may invest in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the infrastructure sector."


The following information replaces in its entirety the fifth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL ENERGY FUND

                         Supplement dated March 5, 2002
                      to the Prospectus dated March 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of energy sector companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers an energy sector company to be one that (1) derives at least 50% of its gross income or net sales from energy sector activities; (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year; or (3) based on other available information, the advisor determines that its primary business is within the energy sector. Such companies include those that develop, produce, provide, operate, own or distribute products or services related to energy. Products or services include, but are not limited to, exploration, production, development, refinement, management, storage or distribution of oil, gas, electricity and coal, as well as nuclear, geothermal, oil shale, solar power and other alternative energy sources; onshore or offshore drilling; production and well maintenance; pipelines; energy conservation; pollution control technology; and equipment supply and services and plant design or construction. The fund may invest in debt securities issued by energy companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the energy sector."

The following information replaces the last sentence of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., "junk bonds"."

The following information replaces in its entirety the fifth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND

                         Supplement dated March 5, 2002
                      to the Prospectus dated March 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes described in this supplement.

At a meeting held on February 7, 2002, the Board of Trustees of AIM Investment Funds, on behalf of AIM Global Telecommunications and Technology Fund voted to change the fund's name to "AIM Global Science and Technology Fund."

The Board of Trustees also approved the following changes to the fund's investment strategies:

The following information replaces in its entirety the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of science and technology industry companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Science and technology industry companies are those that develop, manufacture or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications, broadcasting, biotechnology, healthcare, medical equipment and devices, aerospace and defense, media, and environmental services. The fund may also invest in debt securities issued by science and technology industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the science and technology industry."

The following information replaces in its entirety the sixth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM DEVELOPING MARKETS FUND

                         Supplement dated March 5, 2002
                      to the Prospectus dated March 1, 2002


The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces the first, second and third sentences of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES":

         "The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that are in developing markets countries. In complying with this 80% investment requirement, the fund invests primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as debt securities and synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund defines developing markets countries as those countries which are not included in the MSCI World Index. The fund considers issuers in developing markets countries to be those (1) organized under the laws of a developing markets country or have a principal office in a developing markets country; (2) that derive 50% or more, alone or on a consolidated basis, of their total revenues from business in developing markets countries; or (3) whose securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing markets country."

The following information replaces in its entirety the sixth paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.